STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

August 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Banks - 5.0%
First Horizon Corp.	318,492		5,283,782
JPMorgan Chase & Co.	82,851		18,624,905
			23,908,687
Capital Goods - 10.7%
AECOM	68,877		6,897,343
GE Vernova, Inc.	41,691	[a]	8,379,891
Hubbell, Inc.	22,346		8,936,612
Ingersoll Rand, Inc.	122,867		11,236,187
Johnson Controls International PLC	82,365		6,000,290
Trane Technologies PLC	25,686		9,289,599
			50,739,922
Commercial & Professional Services - 3.2%
Veralto Corp.	61,971		6,967,400
Waste Management, Inc.	38,568		8,177,959
			15,145,359
Consumer Discretionary Distribution & Retail - 4.6%
Amazon.com, Inc.	121,664	[a]	21,717,024
Consumer Durables & Apparel - .8%
Lululemon Athletica, Inc.	14,415	[a]	3,740,260
Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	16,232		14,485,112
Financial Services - 4.7%
Mastercard, Inc., Cl. A	25,164		12,162,768
The Goldman Sachs Group, Inc.	19,824		10,115,196
			22,277,964
Food, Beverage & Tobacco - 3.0%
Darling Ingredients, Inc.	98,735	[a]	4,120,212
PepsiCo, Inc.	59,523		10,290,336
			14,410,548
Health Care Equipment & Services - 6.3%
Boston Scientific Corp.	140,928	[a]	11,526,501
DexCom, Inc.	64,154	[a]	4,448,438
Edwards Lifesciences Corp.	81,709	[a]	5,716,362
UnitedHealth Group, Inc.	13,689		8,079,248
			29,770,549
Insurance - 4.0%
RenaissanceRe Holdings Ltd.	34,921		8,897,522
The Progressive Corp.	39,597		9,986,363
			18,883,885
Materials - 2.7%
Ecolab, Inc.	21,537		5,452,738
Linde PLC	15,301		7,317,703
			12,770,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Media & Entertainment - 3.7%
Alphabet, Inc., Cl. A		109,411		17,875,569
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
AbbVie, Inc.		53,093		10,422,687
Danaher Corp.		38,329		10,322,383
Eli Lilly & Co.		13,551		13,009,231
Zoetis, Inc.		39,156		7,184,734
				40,939,035
Semiconductors & Semiconductor Equipment - 11.6%
Applied Materials, Inc.		30,186		5,954,490
Micron Technology, Inc.		61,323		5,901,726
NVIDIA Corp.		322,795		38,532,039
Texas Instruments, Inc.		22,612		4,846,657
				55,234,912
Software & Services - 15.2%
Accenture PLC, Cl. A		31,670		10,829,556
Akamai Technologies, Inc.		43,166	[a]	4,396,025
Intuit, Inc.		18,406		11,600,566
Microsoft Corp.		87,244		36,392,962
Roper Technologies, Inc.		16,126		8,940,416
				72,159,525
Technology Hardware & Equipment - 8.2%
Apple, Inc.		142,934		32,731,886
TE Connectivity Ltd.		40,097		6,158,899
				38,890,785
Utilities - 3.6%
Constellation Energy Corp.		43,405		8,537,764
NextEra Energy, Inc.		105,649		8,505,801
				17,043,565
Total Common Stocks (cost $261,458,370)				469,993,142
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,459,668)	5.40	5,459,668	[b]	5,459,668
Total Investments (cost $266,918,038)		100.0%		475,452,810
Liabilities, Less Cash and Receivables		(.0%)		(3,918)
Net Assets		100.0%		475,448,892

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	469,993,142	-	-	469,993,142
Investment Companies	5,459,668	-	-	5,459,668

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2024, accumulated net unrealized appreciation on investments was $208,534,772, consisting of $218,024,308 gross unrealized appreciation and $9,489,536 gross unrealized depreciation.

At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.